UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Plainfield Asset Management LLC
Address: 55 Railroad Avenue
         Greenwich, CT  06830

13F File Number:  28-11712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Fritsch
Title:     General Counsel
Phone:     (203) 302-1715

Signature, Place, and Date of Signing:

      /s/  Thomas Fritsch     Greenwich, CT     May 15, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $245,621 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11713     Plainfield Special Situations Master Fund Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEAZER HOMES USA INC           COM              07556Q105      401    25000 SH  PUT  DEFINED 01              25000        0        0
CENTEX CORP                    COM              152312104      241    25000 SH  PUT  DEFINED 01              25000        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     2790  1000000 SH       DEFINED 01            1000000        0        0
COMCAST CORP NEW               CL A             20030N101      300   500000 SH  PUT  DEFINED 01             500000        0        0
CONGOLEUM CORP NEW             CL A             207195108      163   100000 SH       DEFINED 01             100000        0        0
COVANTA HLDG CORP              COM              22282E102      222    10000 SH       SOLE                    10000        0        0
EMPIRE RESORTS INC             COM              292052107    12442  1325000 SH       DEFINED 01            1325000        0        0
EMPIRE RESORTS INC             NOTE 5.500% 7/3  292052AB3     3714  3500000 PRN      DEFINED 01            3500000        0        0
FPL GROUP INC                  COM              302571104      693  3850389 SH       DEFINED 01            3850389        0        0
FREIGHTCAR AMER INC            COM              357023100     9634   200000 SH       DEFINED 01             200000        0        0
GIANT INDS INC                 COM              374508109    37848   500300 SH       DEFINED 01             500300        0        0
HARLAND JOHN H CO              COM              412693103      512    10000 SH       DEFINED 01              10000        0        0
HARRAHS ENTMT INC              COM              413619107     8445   100000 SH       DEFINED 01             100000        0        0
IMAX CORP                      COM              45245E109      504   100000 SH       DEFINED 01             100000        0        0
IPCS INC                       COM NEW          44980Y305    12248   250000 SH       DEFINED 01             250000        0        0
KAISER ALUMINUM CORP           COM PAR $0.01    483007704     6240   100000 SH       DEFINED 01             100000        0        0
MAGNA ENTMT CORP               NOTE 8.550% 6/1  559211AD9     3548  3500000 PRN      DEFINED 01            3500000        0        0
MTR GAMING GROUP INC           COM              553769100    13080  1000000 SH       DEFINED 01            1000000        0        0
OWENS CORNING NEW              COM              690742101      319    10000 SH       DEFINED 01              10000        0        0
OWENS CORNING NEW              COM              690742101     1475128943700 SH  CALL DEFINED 01                  0        0        0
PEACE ARCH ENTMT GROUP INC     COM              704586304      134   100000 SH       DEFINED 01             100000        0        0
PLAYBOY ENTERPRISES INC        CL A             728117201     1316   130900 SH       DEFINED 01             130900        0        0
RCN CORP                       DEBT 7.375% 6/2  749361AL5     5398  4318000 PRN      DEFINED 01            4318000        0        0
REWARDS NETWORK INC            SDCV 3.250%10/1  761557AA5    23917 25752000 PRN      DEFINED 01           25752000        0        0
RIVIERA HLDGS CORP             COM              769627100    30745  1100000 SH       DEFINED 01            1100000        0        0
SPACEHAB INC                   COM              846243103       89   150000 SH       SOLE                   150000        0        0
SPACEHAB INC                   NOTE 8.000%10/1  846243AC7     6030  6484000 PRN      SOLE                  6484000        0        0
TIME WARNER CABLE INC          CL A             88732J108    44705  1193084 SH       DEFINED 01            1193084        0        0
TOPPS INC                      COM              890786106    18468  1900000 SH       DEFINED 01            1900000        0        0